Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amortization of Deferred Charges [Abstract]
Amortization expense	¥ 1,600	$ 244	¥ 1,763	¥ 3,930